Note 9 - Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the period ended December 31, due to the following:

	2014	2013
Book Income (loss)	$(583,800)	-
Meals and entertainment	1,000	-
Depreciation	(1,500)	-
Other nondeductible expenses	394,900	-
Related party accruals	500	-
Valuation allowance	188,900	-
	-	-